Employee Benefits - Summary of Plan Investment Assets Measured at Fair Value (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Level 3 [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	$ 6	$ 3	$ 3	$ 2
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	7,498	5,838	4,936
Plan assets measured at fair value, excluding assets not classified in fair hierarchy	3,644	2,301
Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	975	58
Pension Plans [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	2,118	1,800
Pension Plans [Member] | Debt Securities Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	371	304
Pension Plans [Member] | Emerging Markets Equity Mutual Fund Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	174	136
Pension Plans [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	6	3
Pension Plans [Member] | Collective Investment Funds Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	1,515	1,328
Pension Plans [Member] | Collective Investment Fund Mid-Small Cap Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	431	323
Pension Plans [Member] | Collective Investment Funds International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	718	752
Pension Plans [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	251	283
Pension Plans [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	419	304
Pension Plans [Member] | Domestic Real Estate Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	520	547
Pension Plans [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value, excluding assets not classified in fair hierarchy	1,869	785
Pension Plans [Member] | Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value		58
Pension Plans [Member] | Level 1 [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	894	727
Pension Plans [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value, excluding assets not classified in fair hierarchy	1,769	1,513
Pension Plans [Member] | Level 2 [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	1,224	1,073
Pension Plans [Member] | Level 2 [Member] | Debt Securities Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	371	304
Pension Plans [Member] | Level 2 [Member] | Emerging Markets Equity Mutual Fund Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	174	136
Pension Plans [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value, excluding assets not classified in fair hierarchy	6	3
Pension Plans [Member] | Level 3 [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	$ 6	3
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value		84	$ 81
Postretirement Welfare Plan [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value		84
Plan assets measured at fair value, excluding assets not classified in fair hierarchy		40
Postretirement Welfare Plan [Member] | Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value		40
Postretirement Welfare Plan [Member] | Level 1 [Member] | Collective Investment Funds Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value		27
Postretirement Welfare Plan [Member] | Level 1 [Member] | Collective Investment Funds International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value		$ 17